PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Funded Status of Plans (Details) - Defined benefit obligations - Pension Plans - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	$ 80,696	$ 86,462	$ 79,821
Wholly unfunded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	10,567	11,195
Wholly funded or partially funded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	$ 70,129	$ 75,267